Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following table shows the compensation actually paid ("CAP") (as defined by the SEC in Item 402(v) of Regulation S-K) for our NEOs and our financial performance for the fiscal years shown.

	CEO (1)		Other NEOs (1)
Fiscal Year	Summary Compensation Table Total (2)	Compensation Actually Paid (3)	Average Summary Compensation Table Total (2)	Average Compensation Actually Paid (3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)	Net Income (Millions) (6)	AOI (Millions) (7)
2025	$9,112,619	$12,550,325	$2,051,569	$2,629,824	$187.34	$210.22	$195.9	$328.4
2024	$7,538,897	$12,772,501	$1,711,129	$2,546,032	$156.16	$143.51	$153.4	$314.6
2023	$7,230,935	$2,854,742	$1,634,032	$857,188	$96.43	$94.71	$184.6	$340.8
2022	$8,363,154	$6,267,042	$1,286,427	$575,679	$144.99	$82.42	$183.6	$391.3
2021	$6,723,259	$5,734,028	$1,407,832	$1,781,613	$193.90	$124.60	$239.9	$461.1

(1)
NEOs included in these columns reflect the following individuals:

Fiscal Year	CEO	Other NEOs
2025	Denise A. Paulonis	Marlo M. Cormier, John H. Goss, Mark G. Spinks, Scott C. Sherman
2024	Denise A. Paulonis	Marlo M. Cormier, John H. Goss, Mark G. Spinks, Scott C. Sherman
2023	Denise A. Paulonis	Marlo M. Cormier, John H. Goss, Mark G. Spinks, Mary Beth Edwards
2022	Denise A. Paulonis	Marlo M. Cormier, John H. Goss, Mark G. Spinks, Mary Beth Edwards, Pam K. Kohn
2021	Christian A. Brickman	Marlo M. Cormier, John H. Goss, Mark G. Spinks, Pam K. Kohn, Aaron E. Alt

(2)
Amounts reflect Summary Compensation Table Total for our NEOs for each corresponding year.
(3)
The following table illustrates the adjustments to the Summary Compensation Table Total for our CEO as well as the average for our other NEOs ("Other NEOs"), to determine "compensation actually paid", as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

Reconciliation of Fiscal Year 2025 Summary Compensation Table		Average
Total to Compensation Actually Paid	CEO	Other NEOs
Summary Compensation Table Total	$9,112,619	$2,051,569
Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$6,000,116	$1,016,521
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$7,556,811	$1,280,610
Plus: Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$1,931,243	$321,320
Plus: Fair Value at Vesting of Option and Stock Awards Granted and Vested in Same Fiscal Year	$0	$0
Plus: Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-$50,233	-$7,154
Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid	$12,550,325	$2,629,824

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718. For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement. The assumptions used in calculating the fair value of the Option and Stock Awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that the fair value calculations of (i) the options granted on October 1, 2021 used an estimated term of 3.00 years in FY25, as compared to an estimated term of 6.00 years used to calculate the grant date fair value of such awards, and (ii) the FY23-25 AOIM PSU, FY24-26 AOIM PSU, and FY25-27 AOIM PSU awards had payouts below target in FY25, in each case as compared to the grant date fair value calculations which assumed a payout at target.

(4)
TSR represents the cumulative return on a fixed investment of $100 in the common stock of Sally Beauty Holdings, Inc., for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, assuming reinvestment of dividends.
(5)
Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the Dow Jones U.S. Specialty Retailers Index for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, assuming reinvestment of dividends.
(6)
The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
(7)
AOI is our Company Selected Measure. Please see “Compensation Discussion and Analysis — FY25 Executive Compensation Program — Annual Incentive” section of this CD&A for AOI definition. Please see Appendix 1 for a reconciliation to the most directly comparable GAAP financial measure.

Company Selected Measure Name	AOI
Named Executive Officers, Footnote
(1)
NEOs included in these columns reflect the following individuals:

Fiscal Year	CEO	Other NEOs
2025	Denise A. Paulonis	Marlo M. Cormier, John H. Goss, Mark G. Spinks, Scott C. Sherman
2024	Denise A. Paulonis	Marlo M. Cormier, John H. Goss, Mark G. Spinks, Scott C. Sherman
2023	Denise A. Paulonis	Marlo M. Cormier, John H. Goss, Mark G. Spinks, Mary Beth Edwards
2022	Denise A. Paulonis	Marlo M. Cormier, John H. Goss, Mark G. Spinks, Mary Beth Edwards, Pam K. Kohn
2021	Christian A. Brickman	Marlo M. Cormier, John H. Goss, Mark G. Spinks, Pam K. Kohn, Aaron E. Alt

Peer Group Issuers, Footnote
(5)
Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the Dow Jones U.S. Specialty Retailers Index for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, assuming reinvestment of dividends.

PEO Total Compensation Amount	$ 9,112,619	$ 7,538,897	$ 7,230,935	$ 8,363,154	$ 6,723,259
PEO Actually Paid Compensation Amount	$ 12,550,325	12,772,501	2,854,742	6,267,042	5,734,028
Adjustment To PEO Compensation, Footnote

Reconciliation of Fiscal Year 2025 Summary Compensation Table		Average
Total to Compensation Actually Paid	CEO	Other NEOs
Summary Compensation Table Total	$9,112,619	$2,051,569
Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$6,000,116	$1,016,521
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$7,556,811	$1,280,610
Plus: Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$1,931,243	$321,320
Plus: Fair Value at Vesting of Option and Stock Awards Granted and Vested in Same Fiscal Year	$0	$0
Plus: Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-$50,233	-$7,154
Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid	$12,550,325	$2,629,824

Non-PEO NEO Average Total Compensation Amount	$ 2,051,569	1,711,129	1,634,032	1,286,427	1,407,832
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,629,824	2,546,032	857,188	575,679	1,781,613
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Fiscal Year 2025 Summary Compensation Table		Average
Total to Compensation Actually Paid	CEO	Other NEOs
Summary Compensation Table Total	$9,112,619	$2,051,569
Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$6,000,116	$1,016,521
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$7,556,811	$1,280,610
Plus: Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$1,931,243	$321,320
Plus: Fair Value at Vesting of Option and Stock Awards Granted and Vested in Same Fiscal Year	$0	$0
Plus: Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-$50,233	-$7,154
Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid	$12,550,325	$2,629,824

Compensation Actually Paid vs. Total Shareholder Return

The following chart illustrates the relationship between CAP for our CEO and the average CAP for our Other NEOs against our TSR, as well as the relationship between our TSR and the TSR of our Peer Group:

Compensation Actually Paid vs. Net Income	The following chart illustrates the relationship between CAP for our CEO and the average CAP for our Other NEOs against our Net Income:
Compensation Actually Paid vs. Company Selected Measure	The following chart illustrates the relationship between CAP for our CEO and the average CAP for our Other NEOs against our AOI:
Total Shareholder Return Vs Peer Group

The following chart illustrates the relationship between CAP for our CEO and the average CAP for our Other NEOs against our TSR, as well as the relationship between our TSR and the TSR of our Peer Group:

Tabular List, Table

MOST IMPORTANT PERFORMANCE MEASURES

The following is an unranked list of the financial performance measures we consider most important in linking company performance and compensation actually paid to our NEOs for the most recently completed fiscal year:

•
AOI
•
AOIM
•
Comparable Sales
•
TSR

Total Shareholder Return Amount	$ 187.34	156.16	96.43	144.99	193.9
Peer Group Total Shareholder Return Amount	210.22	143.51	94.71	82.42	124.6
Net Income (Loss)	$ 195,900,000	$ 153,400,000	$ 184,600,000	$ 183,600,000	$ 239,900,000
Company Selected Measure Amount	328,400,000	314,600,000	340,800,000	391,300,000	461,100,000
PEO Name	Denise A. Paulonis	Denise A. Paulonis	Denise A. Paulonis	Denise A. Paulonis	Christian A. Brickman
Measure:: 1
Pay vs Performance Disclosure
Name	AOI
Measure:: 2
Pay vs Performance Disclosure
Name	AOIM
Measure:: 3
Pay vs Performance Disclosure
Name	Comparable Sales
Measure:: 4
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,000,116)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,556,811
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,931,243
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,233)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,016,521)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,280,610
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	321,320
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,154)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0